NOTE 3 - ACQUISITION - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Mar. 22, 2013
NOTE 3 - ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Goodwill	$ 1,260,037	$ 1,090,037
Vaporfection International Inc. [Member]
NOTE 3 - ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Machinery and equipment			70,000
Goodwill			895,000
Total assets acquired			1,635,000
Fair value of liabilities assumed			(469,000)
Net fair value			1,166,000
Customer Relationships [Member] | Vaporfection International Inc. [Member]
NOTE 3 - ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets			314,000
Trademarks and Trade Names [Member] | Vaporfection International Inc. [Member]
NOTE 3 - ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets			46,000
Noncompete Agreements [Member] | Vaporfection International Inc. [Member]
NOTE 3 - ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets			23,000
IP and Related Technology [Member] | Vaporfection International Inc. [Member]
NOTE 3 - ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Intangible assets			$ 287,000